Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	DESP
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
Entity Registrant Name	Despegar.com, Corp.
Entity Central Index Key	0001703141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	AR
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	69,648,263